Related Party Transactions (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2015
Related Party Transactions (Textual)
Rental fee, per month	$ 1,215
Lease agreement, description	Aircom Japan entered into a lease agreement with Daniel, between August 1, 2014 and July 31, 2016, which was renewed to expire on July 31, 2018.
Sales to related parties		100.00%
WWI [Member]
Related Party Transactions (Textual)
Lease agreement, description	The Company has a lease agreement with WWI with the monthly rental cost of $450. The lease term is from June 1, 2017 to May 31, 2018.